SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS	6 Months Ended
Jul. 31, 2012
SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS
SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS

MATTRESS FIRM HOLDING CORP.

SCHEDULE II—VALUATION AND QUALIFYING ACCOUNTS

For the three years ended January 31, 2012

		Additions
Description	Balance at Beginning of Period	Charged to Income	Charged to Other Accounts	Deductions from Reserves(1)	Balance at End of Period
	(in thousands)
Year Ended February 2, 2010:
Uncollectible accounts receivable	$53	$64	$—	$—	$117
Sales returns reserve	66	1,048	—	1,046	68
Store closing reserve	1,482	2,440	—	2,207	1,714
Year Ended February 1, 2011:
Uncollectible accounts receivable	$117	$—	$—	$13	$104
Sales returns reserve	68	1,613	—	1,168	513
Store closing reserve	1,714	666	—	2,227	153
Year Ended January 31, 2012:
Uncollectible accounts receivable	$104	$—	$—	$7	$97
Sales returns reserve	513	3,651	—	3,085	1,079
Store closing reserve	153	1,402	—	991	564
(1)
Deductions from reserves represent losses or expenses for which the respective reserves were created. In the case of the uncollectible accounts receivable, deductions are net of recovered amounts previously written off.